Property and equipment, net - Depreciation expenses on property and equipment allocated to expense items (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net
Total depreciation	¥ 27,084	¥ 24,360	¥ 50,527	¥ 43,273	¥ 38,480
Cost of revenues
Property and equipment, net
Total depreciation	375		1,022	1,401	1,684
Selling and marketing expenses
Property and equipment, net
Total depreciation	380	324	727	290	355
General and administrative expenses
Property and equipment, net
Total depreciation	14,654	15,735	31,204	26,544	23,148
Research and development expenses
Property and equipment, net
Total depreciation	¥ 11,675	¥ 8,301	¥ 17,574	¥ 15,038	¥ 13,293